Share-based payments - Fair Value of Equity Component (Details) - Class B share-based payments	12 Months Ended
Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term, in years	1.0
Expected volatility	39.30%
Risk free interest rate	2.60%
Dividend yield	7.70%
FV at grant date per option	$ 5,612
Discount for Lack of Marketability	8.40%